Goodwill (Narrative) (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill impairment charge		$ 214	$ 0
Goodwill		5,858	$ 5,871	$ 6,012
NMGC
Goodwill [Line Items]
Goodwill impairment charge	$ 210
Goodwill	$ 303	$ 303